UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2016

MFS® INVESTMENT GRADE MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 140.0%
Alabama - 1.2%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/2037	$55,000	$64,019
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	70,000	75,864
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	355,000	383,943
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2025	5,000	3,691
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	95,000	65,940
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	135,000	76,260
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	190,000	77,313
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	365,000	134,933
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2016	20,000	20,071
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2017	25,000	26,037
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2018	30,000	32,002
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	35,000	39,285
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	45,000	51,230
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	140,000	157,115
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/2034	275,000	317,562

		$1,525,265
Arizona - 1.1%
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	$35,000	$38,511
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	50,000	54,464
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	35,000	38,098
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	60,000	68,548
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	45,000	51,114
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	80,000	90,540
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	70,000	75,487
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	80,000	85,715
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	795,000	993,607

		$1,496,084
Arkansas - 0.8%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$30,000	$35,386
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	50,000	59,267
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2039	730,000	860,495
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2042	120,000	141,451

		$1,096,599
California - 15.6%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	$60,000	$72,937
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2037	15,000	18,354
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	130,000	91,342
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	235,000	160,752
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	470,000	313,401
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/2035	1,000,000	1,188,470
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/2038	350,000	381,318
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	135,000	155,852
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036	75,000	92,536
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/2038	535,000	584,348
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	195,000	221,220
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/2031	535,000	639,352
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/2023	1,050,000	1,064,637
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/2042	10,000	10,247
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028	100,000	107,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040	$70,000	$81,263
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	135,000	141,865
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	1,220,000	1,481,361
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,135,000	1,390,273
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	40,000	46,843
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	100,000	115,163
California State University Rev., “A”, 5%, 11/01/2037	805,000	950,109
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	25,246	126
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/2033	500,000	514,410
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	85,000	98,143
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	245,000	281,919
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	220,000	240,176
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	195,000	220,108
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2036	100,000	124,295
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2037	105,000	130,317
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2041	230,000	284,397
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/2030	85,000	102,213
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	50,000	55,351
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2022	210,000	251,490
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2023	210,000	254,625
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	35,000	41,300
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	65,000	76,077
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	95,000	106,454
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, 0% to 8/01/2028, 6.25% to 8/01/2043	355,000	315,368
Mount San Antonio, CA, Community College District, Convertible Capital Appreciation, 0% to 8/01/2023, 5.875% to 8/01/2028	140,000	138,134
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039	245,000	273,489
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	970,000	1,127,402
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2037	60,000	66,500
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Jurupa Valley Redevelopment Project Area) , “B”, BAM, 4%, 10/01/2036	60,000	66,398
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area), “C”, BAM, 4%, 10/01/2036	20,000	22,133
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area), “C”, BAM, 4%, 10/01/2037	10,000	11,066
Riverside County, CA, Transportation Commission Sales Tax Rev. ( Limited Tax), “A”, 5.25%, 6/01/2039	345,000	425,506
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2040	835,000	946,631
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025	1,000,000	1,182,950
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	25,000	29,405
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	710,000	822,201
State of California, 4%, 9/01/2026	725,000	840,812
State of California, 5.25%, 10/01/2028	270,000	326,584
State of California, 5.25%, 9/01/2030	645,000	775,574
State of California, 5%, 5/01/2044	230,000	279,358
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/2041	85,000	99,909
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 8/01/2024	250,000	298,015
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	125,000	146,121

		$20,283,780

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - 2.2%
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/2040	$230,000	$246,305
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	40,000	45,522
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	75,000	87,800
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	145,000	171,148
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	150,000	173,306
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	90,000	107,736
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	380,000	444,391
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	560,000	659,613
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	480,000	555,264
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/2032	245,000	253,629
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	95,000	110,647

		$2,855,361
Connecticut - 1.3%
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), “M”, 5%, 7/01/2036	$45,000	$54,447
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	180,000	188,852
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2028	405,000	478,090
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	405,000	478,090
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	385,000	453,272

		$1,652,751
District of Columbia - 2.0%
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 6/01/2037	$490,000	$496,346
District of Columbia Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 4/01/2018, 5% to 4/01/2040	1,430,000	1,445,001
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033	40,000	48,202
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043	105,000	126,296
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	20,000	20,933
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	20,000	20,793
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	10,000	10,413
Park Creek Metropolitan District of Columbia Rev. (Senior Limited Property Tax Supported), “A”, 5%, 12/01/2045	405,000	473,550

		$2,641,534
Florida - 4.8%
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	$80,000	$88,202
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	35,000	38,546
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	60,000	66,399
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 7/15/2032 (d)(q)	340,000	169,983
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	440,000	519,600
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2026	115,000	142,323
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	105,000	127,807
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	105,000	127,164
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	50,000	55,481
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/2038	125,000	127,894
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2033	175,000	209,276
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	150,000	178,886
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2035	215,000	255,697
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), “A”, 6.125%, 8/01/2042	195,000	228,205
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/2035	180,000	211,910
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	175,000	228,064
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5%, 10/01/2037	160,000	194,974
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/2022 (n)	250,000	261,123
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 5/01/2035	365,000	365,635
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	105,000	117,718
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	155,000	174,342
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045	400,000	459,816

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	$20,000	$23,983
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	20,000	23,573
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	40,000	46,615
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	120,000	139,883
Tampa Bay, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 10/01/2025	1,000,000	1,216,720
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	85,000	99,532
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/2037 (a)(d)	480,000	263,952

		$6,163,303
Georgia - 3.4%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$75,000	$86,646
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	75,000	86,596
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	290,000	337,914
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	125,000	153,280
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	125,000	150,234
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	120,000	143,962
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	75,000	89,241
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2031	15,000	17,824
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	340,000	402,907
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2026	320,000	371,926
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	215,000	249,690
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	525,000	614,087
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	120,000	152,641
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	250,000	327,248
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	225,000	272,104
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	15,000	16,206
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	320,000	398,810
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2030	100,000	105,334
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2039	100,000	104,980
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	320,000	323,376

		$4,405,006
Guam - 0.0%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$40,000	$44,570

Hawaii - 1.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044	$115,000	$139,680
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	410,000	463,886
State of Hawaii, “DZ”, 5%, 12/01/2031	180,000	212,620
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2022)	305,000	368,379
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	120,000	142,124
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	80,000	94,614

		$1,421,303
Illinois - 12.3%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024	$230,000	$230,412
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/2023	50,000	50,519
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2021	85,000	85,878
Chicago, IL, “A”, AGM, 5%, 1/01/2017	5,000	5,018
Chicago, IL, “A”, AGM, 5%, 1/01/2022	40,000	40,343
Chicago, IL, “A”, AGM, 5%, 1/01/2023	25,000	25,214
Chicago, IL, “A”, AGM, 5%, 1/01/2025	5,000	5,043
Chicago, IL, “A”, AGM, 5%, 1/01/2028	360,000	388,721
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	45,000	45,144

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “A”, AGM, 5%, 1/01/2034	$155,000	$155,529
Chicago, IL, “A”, AGM, 5%, 1/01/2037	260,000	261,914
Chicago, IL, “C”, NATL, 5%, 1/01/2023	35,000	36,416
Chicago, IL, “C”, NATL, 5%, 1/01/2029	285,000	295,343
Chicago, IL, “D”, AMBAC, 5%, 12/01/2022	230,000	232,387
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	305,000	306,885
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	685,000	722,524
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	345,000	356,185
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	80,000	82,393
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	855,000	991,449
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	70,000	83,698
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	35,000	41,826
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	145,000	172,009
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	230,000	278,588
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	650,000	756,724
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	155,000	173,493
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2030	310,000	349,410
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	60,000	67,378
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	410,000	455,112
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2035	30,000	34,633
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2039	50,000	57,562
Illinois Finance Authority Rev., 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	15,000	17,145
Illinois Finance Authority Rev., 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	5,000	5,987
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	160,000	173,246
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	125,000	136,900
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	380,000	419,870
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FRN, 1.696%, 5/01/2036 (Put Date 5/01/2021)	70,000	70,450
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	395,000	475,126
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	85,000	97,203
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	245,000	248,136
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	120,000	137,000
Illinois Finance Authority Rev. (Presence Health Obligated Group), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	15,000	17,145
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	565,000	691,667
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	430,000	491,503
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	545,000	597,958
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	395,000	462,893
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	315,000	367,381
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2035	1,000,000	1,183,530
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	390,000	458,796
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	150,000	176,190
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,145,000	1,370,176
Illinois Toll Highway Authority Rev., “B”, 5%, 1/01/2032	1,000,000	1,205,170
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	171,000	171,279
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	130,000	150,181
State of Illinois, NATL, 5%, 1/01/2019	85,000	85,664

		$15,998,346
Indiana - 2.8%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2018	$190,000	$205,531
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	40,000	45,802
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	100,000	112,196
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	350,000	396,179
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	365,000	409,545
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/2029	1,000,000	1,181,600
Indiana Health & Educational Facility Authority Hospital Rev. (Community Foundation), 5.5%, 3/01/2037	340,000	346,905

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	$525,000	$595,025
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028	210,000	239,058
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	110,000	139,512

		$3,671,353
Iowa - 0.5%
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	$135,000	$141,147
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	25,000	26,136
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	110,000	118,668
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	115,000	124,094
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	15,000	16,087
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	205,000	219,737

		$645,869
Kansas - 0.5%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$300,000	$334,128
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	100,000	111,104
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	195,000	233,273

		$678,505
Kentucky - 2.0%
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/2024	$255,000	$275,005
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/2027	85,000	92,086
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	440,000	506,444
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/2030	1,000,000	1,161,580
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/2036	385,000	386,617
University of Kentucky, General Receipts, “A”, 5%, 4/01/2036	110,000	132,083

		$2,553,815
Louisiana - 2.4%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	$470,000	$538,112
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	240,000	264,878
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	290,000	316,477
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2040	240,000	278,993
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2045	100,000	115,844
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	185,000	204,127
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2040	50,000	58,907
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	65,000	76,870
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	185,000	217,325
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	85,000	99,991
Shreveport, LA, Water and Sewer Rev., AGM, 5%, 12/01/2030	230,000	283,194
Shreveport, LA, Water and Sewer Rev., AGM, 5%, 12/01/2034	70,000	84,950
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	480,000	533,486

		$3,073,154
Maryland - 0.3%
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	$175,000	$204,594
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041	190,000	224,479

		$429,073
Massachusetts - 17.5%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$285,000	$335,664
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/2038	1,000,000	1,170,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	$350,000	$478,898
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	190,000	231,766
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 1/01/2024	250,000	250,405
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	40,000	47,576
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	100,000	110,577
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	120,000	143,807
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/2043	1,000,000	1,210,590
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	205,000	207,692
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	70,000	79,230
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	165,000	180,612
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	110,000	119,560
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	170,000	178,532
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	15,000,000	15,236,100
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/2029	265,000	292,849
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/2030	415,000	471,643
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	35,000	40,419
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	40,000	45,474
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/2027	145,000	145,595
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/2032	720,000	851,530
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/2029	600,000	828,282

		$22,657,351
Michigan - 3.4%
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/2039	$460,000	$526,907
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	25,000	27,696
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	30,000	33,321
Grand Valley, MI, State University Rev., 5.5%, 12/01/2027 (Prerefunded 12/01/2016)	115,000	116,435
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	50,000	55,423
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	65,000	72,196
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	65,000	76,845
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	150,000	176,690
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	100,000	117,364
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	65,000	76,565
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/2044	175,000	197,087
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/2044	135,000	148,738
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/2033	220,000	256,854
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	750,000	890,790
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	545,000	633,606
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	230,000	264,811
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	570,000	699,686

		$4,371,014
Minnesota - 0.0%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/2038	$12,195	$12,200

Mississippi - 1.2%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/2022	$625,000	$648,125
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	90,000	122,054
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	110,000	129,318

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	$295,000	$351,549
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/2032 (Prerefunded 9/01/2019)	190,000	215,395
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/2036 (Prerefunded 9/01/2019)	65,000	73,928

		$1,540,369
Missouri - 0.4%
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	$55,000	$64,419
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	205,000	247,310
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2036	35,000	40,955
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2046	85,000	98,779
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	35,000	36,755

		$488,218
National - 0.6%
Centerline Capital Group, Inc., FHLMC, 6.3%, 10/31/2052 (n)	$500,000	$558,780
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/2016 (z)	227,741	227,584

		$786,364
Nebraska - 0.6%
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/2040	$645,000	$749,071

Nevada - 0.7%
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/2029	$755,000	$880,987

New Hampshire - 0.4%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	$445,000	$502,774

New Jersey - 5.8%
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	$15,000	$18,221
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	40,000	48,109
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	50,000	59,842
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	40,000	47,875
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	40,000	46,458
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	115,000	133,816
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	70,000	81,021
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	35,000	40,385
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.375%, 1/01/2043	225,000	261,218
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	65,000	69,078
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	260,000	290,904
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	40,000	46,487
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	35,000	40,648
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 5%, 7/01/2034	40,000	48,436
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 5%, 7/01/2035	50,000	60,304
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, AGM, 4%, 7/01/2036	60,000	65,182
New Jersey Educational Facilities Authority Rev. (Stockton University), “A”, 5%, 7/01/2041	60,000	70,993
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	460,000	543,449
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	360,000	422,816
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	1,330,000	1,355,456
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	1,850,000	1,803,306
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	1,835,000	1,796,080

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/2041	$30,000	$7,800
Newark, NJ, Housing Authority, Secured Police Facility Rev. (South Ward Police Facility), AGM, 5%, 12/01/2038	105,000	124,324

		$7,482,208
New Mexico - 0.3%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$400,000	$453,980

New York - 10.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$200,000	$234,724
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	310,000	371,814
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/2035	140,000	160,950
Dutchess County, NY, Local Development Corp. (Health Quest Systems, Inc.), 4%, 7/01/2041	45,000	49,613
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	130,000	150,348
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	95,000	109,726
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	20,000	23,020
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	350,000	412,636
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030	165,000	185,711
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	100,000	111,718
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 6/15/2025	200,000	236,960
New York Environmental Facilities, “C”, 5%, 5/15/2041	255,000	299,551
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	1,725,000	2,368,184
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	215,000	256,701
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	200,000	234,266
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	435,000	493,094
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/2044	500,000	579,960
New York Power Authority Rev., “ A”, 5%, 11/15/2038	1,000,000	1,183,970
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	115,000	128,109
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	60,000	65,965
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 6/15/2034	1,610,000	1,885,825
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/2047	1,000,000	1,190,930
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/2047	85,000	102,353
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	175,000	178,745
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	195,000	229,435
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	225,000	263,995
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/2029	1,125,000	799,448
Utility Debt Securitization Authority Restructuring Rev., NY, “E”, 5%, 12/15/2041	1,500,000	1,827,615

		$14,135,366
North Carolina - 2.2%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/2038	$350,532	$369,769
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	5,000	5,443
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	15,000	17,565
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	20,000	22,607
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	25,000	27,899
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	2,000,000	2,318,060
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	105,000	124,623

		$2,885,966
Ohio - 2.5%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/2045	$285,000	$312,867
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040	105,000	124,358
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Flats East Development Project), 7%, 5/15/2040	95,000	108,502

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	$40,000	$43,659
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	395,000	463,248
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/2038 (Prerefunded 2/15/2018)	555,000	596,192
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	10,000	11,330
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	60,000	65,055
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	75,000	80,713
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	90,000	102,589
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	35,000	39,449
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 12/15/2021	1,000,000	1,249,370

		$3,197,332
Oklahoma - 1.3%
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 7/01/2029 (Prerefunded 7/01/2018)	$600,000	$652,482
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	55,000	62,963
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	535,000	612,719
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	140,000	159,492
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	170,000	194,446

		$1,682,102
Oregon - 0.5%
Astoria, OR, Hospital Facilities Authority Rev. (Columbia Memorial Hospital), 5%, 8/01/2041	$60,000	$70,620
Astoria, OR, Hospital Facilities Authority Rev. (Columbia Memorial Hospital), 4%, 8/01/2046	55,000	58,042
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 10/01/2026 (n)	350,000	350,707
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2030	20,000	24,081
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	95,000	111,941

		$615,391
Pennsylvania - 6.1%
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	$35,000	$39,051
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	140,000	152,863
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	105,000	113,048
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	515,000	579,030
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	55,000	61,146
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/2029	80,000	89,834
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2039	35,000	38,847
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2046	20,000	22,097
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	25,000	28,687
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	35,000	39,411
Erie, PA, Water Authority Rev., AGM, 5%, 12/01/2049	200,000	238,218
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	900,000	1,056,132
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	940,000	498,191
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	145,000	170,675
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	655,000	750,322
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	90,000	94,555
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2026	35,000	43,274

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	$85,000	$102,107
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	775,000	915,531
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	260,000	286,993
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/2042	200,000	212,436
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030	65,000	71,100
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	180,000	192,010
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	140,000	149,892
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	100,000	117,155
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	105,000	117,791
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 1/01/2036	1,000,000	1,141,320
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	440,000	442,741
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	30,000	34,826
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	60,000	68,251

		$7,867,534
Puerto Rico - 6.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$35,000	$36,137
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	65,000	66,999
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	5,000	5,829
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	45,000	52,008
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	135,000	156,604
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	135,000	157,947
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	300,000	300,657
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,009
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	150,000	163,178
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	800,000	842,752
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2030	60,000	63,450
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	115,000	121,694
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	145,000	158,631
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	145,000	168,754
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	360,000	421,193
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	440,000	477,044
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	45,000	48,449
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	305,000	328,201
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	69,657
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	25,000	25,051
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	300,000	300,750
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/2017	10,000	10,300
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	115,000	121,245
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	20,000	20,004
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	530,000	536,996
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	10,000	10,356
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	50,000	52,835
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	30,000	30,569
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	25,000	26,748
Puerto Rico Electric Power Authority Rev., “VV”, 5.25%, 7/01/2029	120,000	130,282
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	180,000	195,912
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	20,000	21,851
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	35,000	34,753
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	320,000	310,173

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	$230,000	$232,875
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2017	35,000	34,881
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	25,000	24,775
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	10,000	9,462
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	40,000	38,836
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	50,000	48,136
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	95,000	88,690
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	55,000	52,802
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	55,000	50,430
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	55,000	48,670
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	40,853
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	25,000	25,776
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	160,000	169,698
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	400,000	429,712
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2028	60,000	64,654
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	15,000	15,318
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	125,000	130,559
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	25,000	26,031
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	315,000	321,996
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	35,000	35,041
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	350,000	79,531
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	95,000	18,185
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,940,000	349,685
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	555,000	58,775
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,016

		$7,912,405
Rhode Island - 0.8%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/2039 (Prerefunded 5/15/2019)	$855,000	$998,289
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 5%, 5/15/2039	60,000	70,868

		$1,069,157
South Carolina - 1.8%
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/2038	$1,000,000	$1,193,750
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	215,000	255,218
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	515,000	611,336
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/2036	260,000	300,789

		$2,361,093
South Dakota - 0.2%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2034	$230,000	$273,725

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - 4.2%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$820,000	$940,433
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2038	1,000,000	1,171,260
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2036	1,000,000	1,159,670
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	225,000	273,762
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	120,000	144,728
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2017	180,000	187,110
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	205,000	244,797
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	300,000	364,047
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	610,000	768,698
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2025	185,000	224,124

		$5,478,629
Texas - 14.5%
Austin, TX, (Travis, Williamson and Hays Counties) Water and Wastewater System Rev., 5%, 11/15/2045	$125,000	$155,026
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2017	95,000	96,239
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2019	190,000	192,168
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2020	155,000	156,561
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2024	90,000	90,980
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/2033	165,000	172,011
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/2033	590,000	614,509
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	100,000	117,793
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	330,000	366,887
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040	100,000	114,656
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045	70,000	80,457
Conroe, TX, Independent School District, Unlimited Tax School Building and Refunding, PSF, 5%, 2/15/2039	155,000	186,581
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2038	335,000	373,907
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	750,000	863,745
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/2034	465,000	516,996
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/2039	315,000	377,975
Frenship, TX, Independent School District, AGM, 5%, 2/15/2033 (Prerefunded 2/15/2017)	500,000	509,975
Frenship, TX, Independent School District, PSF, 5%, 2/15/2044	1,000,000	1,197,630
Frisco, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 8/15/2023	1,170,000	1,458,791
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.246%, 10/01/2029 (Put Date 3/01/2017)	180,000	180,427
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	250,000	250,575
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032 (Prerefunded 11/15/2018)	490,000	542,749
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	90,000	106,816
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	20,000	23,655
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	40,000	47,181
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	70,000	26,499
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	175,000	51,301
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	160,000	187,400
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	100,000	114,602
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	110,000	121,975
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	140,000	159,618
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	245,000	245,323
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	150,000	173,676
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	385,000	459,166
Matagorda County, TX, Navigation District 1 (Houston Lighting), AMBAC, 5.125%, 11/01/2028	2,000,000	2,551,760
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	15,000	18,019

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	$80,000	$85,709
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	160,000	185,443
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	160,000	184,382
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	25,000	26,610
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	35,000	37,257
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	100,000	113,185
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	90,000	97,244
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	25,000	28,984
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	30,000	34,242
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	65,000	73,510
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2031	20,000	23,565
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2036	20,000	23,165
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2048	35,000	40,132
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	150,000	166,128
North Texas Tollway Authority Rev., 6%, 1/01/2038	620,000	735,469
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/2031	1,000,000	1,176,080
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 4%, 6/01/2041	45,000	48,501
Red River, TX, Education Finance Corp., Higher Education Rev. (St. Edwards University Project), 5%, 6/01/2046	55,000	64,695
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 6/01/2036 (Prerefunded 6/01/2017)	115,000	118,833
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029	40,000	44,407
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044	315,000	350,097
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	60,000	69,326
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	70,000	80,881
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	55,000	55,573
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	500,000	540,145
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	60,000	69,067
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2049	35,000	40,054
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	135,000	154,946
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	115,000	145,427
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	95,000	118,498
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/2030	175,000	205,566

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Waco Education Finance Corp. Rev. (Baylor University), 5%, 3/01/2043	$675,000	$773,537

		$18,814,287
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2024	$10,000	$11,868
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2030	15,000	17,728
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/2036 (Put Date 4/02/2018)	195,000	201,447

		$231,043
Virginia - 0.4%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$165,000	$181,927
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	275,000	317,576

		$499,503
Washington - 2.2%
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/2032	$535,000	$561,124
Snohomish County, WA, Public Hospital District No.3, 5%, 12/01/2031	505,000	525,983
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/2036 (Prerefunded 8/01/2018)	695,000	769,129
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/2042	570,000	597,713
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034	225,000	250,886
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	100,000	101,140

		$2,805,975
West Virginia - 0.3%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	$30,000	$36,348
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	85,000	102,720
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	285,000	301,319

		$440,387
Wisconsin - 0.6%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026	$185,000	$213,964
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028	55,000	63,072
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2037	20,000	22,113
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2045	35,000	38,636
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	45,000	48,878
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/2030	25,000	27,487
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	30,000	32,335
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	90,000	100,790
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	95,000	106,844
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	60,000	64,512

		$718,631
Total Municipal Bonds		$181,548,733

Other Assets, Less Liabilities - (2.4)%		(3,243,259)

VMTPS, at liquidation value of $48,750,000 net of unamortized debt issuance costs of $57,647 (issued by the fund) - (37.6)%		(48,692,353)
Net assets applicable to common shares - 100.0%		$129,613,121

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,359,462 representing 1.0% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.

Portfolio of Investments (unaudited) – continued

(u)	Underlying security deposited into special purpose trust (“the trust”) upon creation of self-deposited inverse floaters.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/2016	8/27/93	$227,874	$227,584
% of Net assets applicable to common shares			0.2%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$181,548,733	$—	$181,548,733

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$154,210,845
Gross unrealized appreciation	20,260,912
Gross unrealized depreciation	(427,674)
Net unrealized appreciation (depreciation)	$19,833,238

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2016

*	Print name and title of each signing officer under his or her signature.